Unaudited Condensed Consolidated Statements of Shareholders’ Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2013	$ 137,170	$ 253,549,211	$ (148,984,299)	$ 104,702,082
Balance (in Shares) at Dec. 31, 2013	4,572,325
Net loss			(7,881,596)	(7,881,596)
Share-based compensation		286,468		286,468
Issuance of shares from private placement, net of issuance costs	$ 33,495	14,266,505		14,400,000
Issuance of shares from private placement, net of issuance costs (in Shares)	1,116,487
Balance at Jun. 30, 2014	$ 170,665	268,202,184	(156,865,895)	111,506,954
Balance (in Shares) at Jun. 30, 2014	5,688,812
Balance at Dec. 31, 2014	$ 171,472	268,374,336	(168,343,304)	100,202,504
Balance (in Shares) at Dec. 31, 2014	5,715,731
Net loss			(9,514,709)	(9,514,709)
Share-based compensation	$ 2,025	220,044		222,069
Share-based compensation (in Shares)	67,500
New shares due to rounding, reverse stock- split	$ 24	(24)
New shares due to rounding, reverse stock- split (in Shares)	794
Balance at Jun. 30, 2015	$ 173,521	$ 268,594,356	$ (177,858,013)	$ 90,909,864
Balance (in Shares) at Jun. 30, 2015	5,784,025